Details of Significant Accounts - Provisions, schedule of analysis of total provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Details of Significant Accounts [Abstract]
Current provisions	$ 1,415	$ 1,899